Earnings Per Equity Share - Additional Information (Detail)				12 Months Ended
	Jun. 18, 2021 ₨ / shares	Apr. 22, 2021	Aug. 02, 2019 ₨ / shares	Mar. 31, 2022 ₨ / shares shares	Mar. 31, 2022 ₨ / shares $ / shares shares	Mar. 31, 2021 ₨ / shares shares	Mar. 31, 2020 ₨ / shares shares	Sep. 20, 2019 ₨ / shares shares	Sep. 19, 2019 ₨ / shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equity shares, issued | shares				5,545,540,976	5,545,540,976	5,512,776,482		5,470,763,894
Equity shares, par value				₨ 1	₨ 1	₨ 1		₨ 1	₨ 2
Required transfer of after tax Indian GAAP profit to a non-distributable statutory reserve in order to pay dividends without prior RBI approval				25.00%	25.00%
Dividends declared						6.5	₨ 2.5
Dividends declared per equity share | (per share)	₨ 6.5			₨ 15.5	₨ 0.2	₨ 6.5	₨ 2.5
Special Interim Dividend
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Stock, Dividends, Per Share, Cash Paid			₨ 2.5
Maximum
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equity shares, par value								₨ 2
Employees Stock Option Scheme
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential equity shares excluded from the calculation of diluted earnings per share, average outstanding balance | shares				19,064,987	19,064,987	73,917,840	24,224,032
Indian GAAP [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dividend payout, description of restrictions				As per the RBI guidelines, the dividend payout (excluding dividend tax) cannot exceed 35% of net income as calculated under Indian GAAP.	As per the RBI guidelines, the dividend payout (excluding dividend tax) cannot exceed 35% of net income as calculated under Indian GAAP.
Indian GAAP [Member] | Maximum
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dividend payout, maximum pay out as a percentage of net income calculated under Indian GAAP		50.00%		35.00%	35.00%